SHARE-BASED COMPENSATION - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares
Disclosure Of Share Based Compensation [Abstract]
Weighted average share price | $ / shares	$ 0.07	$ 0.065	$ 0.05
Riskfree interestrate	0.36%	1.40%	1.32%
Expected share price volatility	100.00%	103.00%	103.00%
Expected option life in years | yr	5.0	5.0	5.0
Forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%